Fair Value Measurements (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Letters of credit posted as collateral under fuel hedging program	$ 1,000,000	$ 3,000,000
Hedging gains and losses in accumulated other comprehensive income expected to be recognized in earnings, net of tax	(3,000,000)	1,000,000
Fuel Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional amount	$ 22,000,000	$ 26,000,000